Note 9 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
9.	SHORT-TERM BORROWINGS

The year ended December 31 outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2013	2012	2011

Balance at year-end	$10,809	$6,538	$7,392
Average balance outstanding	8,806	7,005	7,276
Maximum month-end balance	17,351	7,458	7,552
Weighted-average rate at year-end	1.44%	2.97%	3.14%
Weighted-average rate during the year	3.15%	3.73%	3.23%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $4.0 million line of credit at an adjustable rate, currently 3.67%, and a $3.0 million line of credit at an adjustable rate, currently at 4.00%. At December 31, 2013, 2012, and 2011, outstanding borrowings under these lines were $3.9 million, $4.9 million, and $5.7 million, respectively.